Stock Option Plans	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans
10.	STOCK OPTION PLANS

2007 Stock Incentive Plan – The Company’s 2007 Incentive Stock Plan, or the 2007 Plan, provides for the grant of qualified incentive stock options and nonqualified stock options or other awards to the Company’s employees, officers, directors, advisors, and outside consultants to purchase up to an aggregate of 1,275,211 shares of the Company’s common stock, as amended in January 2014. The stock options generally vest over a four-year period and expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2007 Plan. Effective with the IPO, no additional grants will be issued from the 2007 Plan and all shares available for grant under the 2007 Plan were transferred to the 2014 Plan. Accordingly, at December 31, 2014, there were no shares available for future grant under the 2007 Plan.  At December 31, 2013, there were 139,076 shares available for future grant under the 2007 Plan.

Prior to the IPO, in determining the exercise prices for options granted, the Company’s board of directors considered the fair value of the common stock as of the measurement date. The fair value of the common stock was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from a common stock valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current research and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.

2014 Stock Incentive Plan – In March 2014, the Company’s board of directors adopted and its stockholders approved the 2014 Stock Incentive Plan, or the 2014 Plan, which became effective upon the closing of the IPO. The 2014 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. As of December 31, 2014, there were 1,434,928 shares available for future grant under the 2014 Plan.

A summary of stock option activity for employee and nonemployee awards under the 2007 Plan and the 2014 Plan during the year ended December 31, 2014 is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2014	1,062,694	$3.98	7.2	$7,028
Granted	1,138,170	5.99
Exercised	(41,566)	3.36
Forfeited	(33,122)	4.85
Outstanding — December 31, 2014	2,126,176	$4.97	6.7	$2,701
Options expected to vest — December 31, 2014	859,690	$5.46	9.2	$1,105
Options exercisable — December 31, 2014	786,623	$4.41	3.9	$1,541

The total intrinsic value of stock options exercised in the years ended December 31, 2014, 2013 and 2012 was $161,000, $15,000, and $0, respectively.

The weighted-average per share grant date fair value of options granted during 2014, 2013 and 2012 was $3.33, $2.90, and $2.61, respectively.

The Company has recorded stock-based compensation expense of $885,000, $622,000 and $529,000 during the years ended December 31, 2014, 2013 and 2012, respectively, which is based on the number of awards ultimately expected to vest. As of December 31, 2014, there was $2.2 million of unrecognized compensation cost related to unvested stock-based compensation arrangements granted under the 2007 Plan and the 2014 Plan.  The compensation is expected to be recognized over a weighted-average period of 3.02 years at December 31, 2014.

Stock-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	As of December 31,
	2014	2013	2012
Research and development	$317	$284	$187
General and administrative	568	338	342
Total	$885	$622	$529

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model based on the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer-group of similar public companies. The Company has limited option exercise information, as such, the expected term of the options granted was calculated using the simplified method that represents the average of the contractual term of the option and the weighted-average vesting period of the option. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the contractual life of the option is based upon the U.S. Treasury yield curve in effect at the time of grant.

The assumptions used in the Black-Scholes option-pricing model for stock options granted to employees during the years ended December 31, 2014, 2013 and 2012 are as follows:

December 31,
	2014	2013	2012
Expected life	6 years	6 years	6 years
Risk-free interest rate	1.71%-2.00%	1.09%-1.92%	0.83%-1.12%
Expected volatility	54%-60%	59%-79%	77%-79%
Expected dividend rate	—%	—%	—%

The Company recorded stock-based compensation expense related to nonemployee awards of $56,000, $85,000 and $39,000 for the years ended December 31, 2014, 2013 and 2012, respectively. The compensation expense related to the nonemployee awards is included in the total stock-based compensation each year and is subject to re-measurement until the options vest. The Black-Scholes assumptions used to estimate the fair value of these awards for the years ended December 31, 2014, 2013 and 2012 were as follows:

December 31,
	2014	2013	2012
Expected life	8 years	7 years	6 years
Risk-free interest rate	1.86%-2.53%	1.11%-2.86%	0.99%-2.05%
Expected volatility	56%-62%	56%-79%	76%-79%
Expected dividend rate	—%	—%	—%

The Company did not grant any nonemployee stock option grants in 2014 or in 2013, except for a performance award grant in 2013 to the Company’s board chairman for non-board related services. During the year ended December 31, 2014, the board of directors changed the vesting conditions of this award from performance-based vesting to time-based vesting and reduced the total number of shares subject to the stock option. As a result, the 16,000 shares subject to this stock option now vest over three years, with the first third vesting on March 26, 2014. The change in vesting condition was accounted for as a modification of this stock option, which had an immaterial impact on the Company’s financial statements.

In 2013 and 2012, the Company granted to the Company’s Chief Executive Officer (“CEO”) options to purchase up to 53,489 and 56,053 shares of common stock, respectively. The vesting of these awards was contingent upon either (i) a change of control at a minimum price per share or (ii) the registration of the Company’s common stock under the Securities Exchange Act of 1934 and the stock being quoted, listed or traded on an over-the-counter market or national securities exchange at a certain price per share.  The CEO resigned in October 2014 and although the Company completed its IPO in April 2014, the minimum price per share required was never achieved therefore these awards will not vest.  Also in 2012, the Company granted options to purchase 60,934 common shares to a second Company officer that will vest upon the achievement of business milestones as defined within the stock option agreement. These awards have not vested as of December 31, 2014.  Compensation expense for the awards will be recorded if and when the awards are determined to be probable.

2014 Employee Stock Purchase Plan – In March 2014, the Company’s board of directors adopted and its stockholders approved the 2014 Employee Stock Purchase Plan (the “2014 ESPP”), which became effective upon the closing of the IPO. The 2014 ESPP will be administered by the Company’s board of directors or by a committee appointed by the Company’s board of directors. The 2014 ESPP initially provides participating employees with the opportunity to purchase up to an aggregate 500,000 of shares of the Company’s common stock. The number of shares of the Company’s common stock reserved for issuance under the 2014 ESPP will automatically increase on the first day of each fiscal year, commencing on January 1, 2015 and ending January 1, 2024, in an amount equal to the least of (i) 600,000 shares of the Company’s common stock, (ii) 1% of the total number of shares of the Company’s common stock outstanding on the first day of the applicable year, or (iii) an amount determined by the Company’s board of directors.  The Company did not offer shares to its employees under the 2014 ESPP during the year ended December 31, 2014.